PUBLIC OFFERING (Details) - USD ($)		9 Months Ended
	Oct. 29, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
PUBLIC OFFERING
Net proceeds of sale of the units in the public offering		$ 226,000,000
Public Warrants | Class A ordinary shares
PUBLIC OFFERING
Number of shares issuable per warrant			1	1
Exercise price of warrants			$ 11.50	$ 11.50
IPO
PUBLIC OFFERING
Number of units sold	23,000,000
Share price	$ 10.00
Net proceeds of sale of the units in the public offering	$ 230,000,000
IPO | Public Warrants
PUBLIC OFFERING
Number of shares in a unit	1
Number of warrants in a unit	0.5
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50
IPO | Public Warrants | Class A ordinary shares
PUBLIC OFFERING
Number of shares in a unit	1
Number of shares issuable per warrant	1
Exercise price of warrants	$ 11.50